AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 24, 2020

SECURITIES ACT FILE NO. 333-237715

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.    ☐

Post-Effective Amendment No. 1

SCHWAB INVESTMENTS

(Exact Name of Registrant as Specified in Charter)

211 Main Street

San Francisco, CA 94105

(Address of Principal Executive Offices) (Zip code)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Jonathan de St. Paer

211 Main Street, San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas Dick, Esq.	John Loder, Esq.	David Lekich, Esq.
Dechert LLP 1900 K Street, NW Washington, DC 20006-2401	Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600	Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-08-110 San Francisco, CA 94105

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485.

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Schwab Investments is being made for the purpose of filing the final tax opinion Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement which are incorporated herein by reference in their entirety to Pre-Effective No. 1 (Accession No.0001193125-20-144254), is amended, deleted or superseded hereby.

PART A

INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated herein by reference to the Registrant’s Prospectus/Proxy Statement included in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 electronically filed with the SEC on May 18, 2020, pursuant to the Securities Act of 1933, as amended (SEC Accession No.0001193125-20-144254).

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part  B is incorporated herein by reference to the Registrant’s Statement of Additional Information included in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 electronically filed with the SEC on May 18, 2020, pursuant to Rule  485 under the Securities Act of 1933, as amended (SEC Accession No. 0001193125-20-144254).

PART C

Item 15. Indemnification

(a) Indemnification

Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the “Trust”):

ARTICLE VIII

Indemnification

Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b)the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a)did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Indemnification Not Exclusive

Section 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a) (19) of the 1940 Act (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

Shareholders

Section 4. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder.

(b) Summary of Indemnification Provisions

The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.

(c) Insurance

The Registrant maintains comprehensive Errors and Omissions/Directors and Officers insurance policies for each of its trustees and officers. The policy provides coverage for the trustees and officers with respect to the Registrant, Laudus Trust, The Charles Schwab Family of Funds, Schwab Strategic Trust, Schwab Capital Trust and Schwab Annuity Portfolios (“Schwab and Laudus Funds”). The Registrant’s policies insure each trustee and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act. In addition, the Independent Trustees have additional coverage through independent directors’ liability policies with respect to the Schwab and Laudus Funds. The premiums for such policies are allocated among the insureds in accordance with Rule 17d-1 of the 1940 Act.

Item 16. Exhibits

Item 16	Exhibits
(1)(a)	Articles of Incorporation	Agreement and Declaration of Trust, dated October 25, 1990, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 22, filed December 31, 1997 (hereinafter referred to as PEA No. 22).
(1)(b)		Amendment to the Agreement and Declaration of Trust, dated August 29, 2006, is incorporated herein by reference to Exhibit (a)(ii) of Post-Effective Amendment No. 65, filed September 14, 2006 (hereinafter referred to as PEA No. 65).
(2)	By-Laws	Amended and Restated Bylaws, dated November 16, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 56, filed February 25, 2005 (hereinafter referred to as PEA No. 56).
(3)	Voting Trust Agreements	Not Applicable.
(4)	Reorganization Agreement	Form of Agreement and Plan of Reorganization is incorporated herein by reference to Exhibit B to Part A of this Registration Statement on Form N-14 filed as Pre-Effective Amendment No. 1 on May 18, 2020 (hereinafter referred to as PEA No. 1).
(5)(a)(1)	Instruments Defining rights of Security Holders	Article III, Section 5, Article V, Article VI, Article VIII, Section 4 and Article IX, Sections 1, 5 and 7 of (a) the Agreement and Declaration of Trust, which is incorporated herein by reference to Exhibit 1 of PEA No. 22, and (b) the Amendment to the Agreement and Declaration of Trust, dated August 29, 2006, which is incorporated herein by reference to Exhibit (a)(ii) of PEA No. 65.
(5)(a)(2)		Article 9 and Article 11 of the Amended and Restated By-Laws, which are incorporated herein by reference to Exhibit (b) of PEA No. 56.
(6)(a)(1)	Investment Advisory Contracts	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the Investment Adviser), dated June 15, 1994, is incorporated herein by reference to Exhibit 5(a) of PEA No. 22.
(6)(a)(2)		Amendment, dated June 5, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser, dated. June 15, 1994, is incorporated herein by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 75, filed November 14, 2007

(6)(a)(3)		Amended Schedules A and D, dated March 29, 2013, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)( iii) of Post-Effective Amendment No. 112, filed December 12, 2013.
(6)(a)(4)		Investment Advisory and Administration Agreement between Registrant and the Investment Adviser with respect to the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, dated February 2, 2017, is incorporated herein by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 135, filed February 2, 2017 (hereinafter referred to as PEA No. 135).
(6)(a)(5)		Amended and Restated Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 139, filed June 28, 2017 (hereinafter referred to as PEA No. 139).
(6)(a)(6)		Amended Schedules A and D, dated June 28, 2020, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, are incorporated by reference to Exhibit of Post-Effective Amendment No. 160, filed June 26, 2020 (hereinafter referred to as PEA No. 160).
(6)(b)(1)	Expense Limitation Agreements	Expense Limitation Agreement, dated May 2, 2007, as amended July 1, 2009, among the Investment Adviser, Charles Schwab & Co. Inc. (Schwab), and the Registrant, is incorporated herein by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 81, filed November 13, 2009 (hereinafter referred to as PEA No. 81).
(6)(b)(2)		Amended Schedule A, dated December 4, 2012, to the Expense Limitation Agreement, dated May 2, 2007, as amended July 1, 2009, June 15, 2011 and September 25, 2012, among Investment Adviser, Schwab and the Registrant is incorporated herein by reference to Exhibit (d)(v) of Post-Effective Amendment No. 103, filed December 14, 2012.
6(b)(3)		Amendment to the Expense Limitation Agreement among the Investment Adviser, Schwab, and the Registrant, dated March 1, 2017, is incorporated herein by reference to Exhibit (d)(vii) of PEA No. 139.
(6)(b)(4)		Amendment, dated June 28, 2020, to the Expense Limitation Agreement among the Investment Adviser, Schwab, and the Registrant, dated May 2, 2007, as amended July 1, 2009, is incorporated by reference to PEA No. 160.
(7)(a)(1)	Underwriting Contracts	Second Amended and Restated Distribution Agreement between Registrant and Schwab, dated December 11, 2015, is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 126, filed February 24, 2016 (hereinafter referred to as PEA No. 126).
(7)(a)(2)		Amended Schedule A, dated February 2, 2017, to the Second Amended and Restated Distribution Agreement between Registrant and Schwab, is incorporated herein by reference to Exhibit (e)(ii) of PEA No. 135.

(7)(a)(3)		Amended Schedule A, dated June 28, 2020, to the Second Amended and Restated Distribution Agreement between Registrant and Schwab, is incorporated by reference to PEA No. 160.
(8)	Bonus or Profit Sharing Contracts	Not applicable.
(9)(a)(1)	Custodian Agreements	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company (State Street), dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(xv) of Post-Effective Amendment No. 60, filed November 14, 2005 (hereinafter referred to as PEA No. 60).
(9)(a)(2)		Amended Appendix A and Appendix B, dated October 3, 2019, to the Amended and Restated Master Custodian Agreement between Registrant and State Street is incorporated herein by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 153, filed October 16, 2019.
(9)(a)(3)		Amended Appendix A and Appendix B, dated June 28, 2020, to the Amendment and Restated Master Custodian Agreement between Registrant and State Street are incorporated by reference to PEA No. 160.
(10)	Rule 12b-1 Plan	Not applicable.
(11)	Legal Opinion and Consent	Opinion and Consent of Dechert LLP regarding the validity of the shares to be issued by the Registrant is incorporated by reference to Exhibit 11 of PEA No. 1.
(12)	Tax Opinion	Opinion of Sullivan & Worcester regarding certain tax matters is filed herewith as Exhibit 12.
(13)(a)(1)	Other material contracts	Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. (BFDS), dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(i) of PEA No. 81.
(13)(a)(2)		Amendment to the Transfer Agency and Service Agreement between Registrant and BFDS (n/k/a DST Asset Manager Solutions, Inc.), dated October 3, 2016, is incorporated herein by reference to Exhibit (h)(v) of PEA No. 132.
(13)(a)(3)		Amended Schedule A, dated December 1, 2017, to the Transfer Agency and Service Agreement between Registrant and BFDS (n/k/a DST Asset Manager Solutions, Inc.), dated October 3, 2016, is incorporated herein by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 141, filed December 15, 2017.
(13)(a)(4)		Amended Schedule A, dated June 28, 2020, to the Transfer Agency and Service Agreement between Registrant and BFDS (n/k/a DST Asset Manager Solutions, Inc.), dated October 3, 2016, is incorporated by reference to PEA No. 160.
(13)(b)(1)		Amended and Restated Shareholder Servicing Plan, dated December 11, 2015, is incorporated herein by reference to Exhibit (h)(ii) of PEA No. 126.

(13)(b)(2)		Amendment, dated February 28, 2019, to the Amended and Restated Shareholder Servicing Plan, dated December 11, 2015, is incorporated herein by reference to Exhibit (h)(vi) of PEA No. 149 (hereinafter referred to as PEA No. 149).
(13)(c)(1)		Master Fund Accounting and Services Agreement between Registrant and State Street, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(xvi) of PEA No. 60.
(13)(c)(2)		Amendment, dated October 3, 2019, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between Registrant and State Street, dated October 1, 2005, is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 154, filed December 18, 2019.
(13)(c)(4)		Amendment, dated June 28, 2020, to Appendix A and Appendix B of the Master Fund Accounting and Services Agreement between Registrant and State Street Company, dated October 1, 2005, is incorporated by reference to PEA No. 160.
(14)	Other opinions and consent	Consent of Tait, Weller & Baker LLP is incorporated herein by reference to Exhibit 14 of PEA No. 1.
(15)	Omitted financial statements	Not applicable.
(16)(a)	Power of attorney	Power of Attorney executed by Walter W. Bettinger, II, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Nancy F. Heller, Stephen T. Kochis, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and Gerald B. Smith is incorporated herein by reference to Exhibit 16 of PEA No. 1.
16(b)		Power of Attorney executed by Jonathan de St Paer and Mark D. Fischer are filed herewith as Exhibit 16(b).
16(c)		Registrant, Certified Resolution regarding Powers of Attorney, dated June 10, 2020 is incorporated herein by reference to Exhibit (j)(xv) of PEA No. 159.
(17)(a)	Additional Materials	Registrant, Investment Adviser and Schwab Joint Code of Ethics, dated February 24, 2020, is incorporated herein by reference to Exhibit (p) of Post-Effective Amendment No. 156, filed February 28, 2020.
(17)(b)		Prospectus dated June 28, 2019, with respect to Wasmer Schroeder High Yield Municipal Fund is incorporated herein by reference to Post-Effective Amendment No. 904 to the Registration Statement on Form N-1A of the Advisors Series Trust [File No. 811-07959] filed with the SEC on June 27, 2019 (SEC Accession No. 0000894189-19-003882) (referred to herein as “Advisor Series Trust PEA No. 904”)
(17)(c)		Prospectus Supplement dated April 9, 2020, with respect to Wasmer Schroeder High Yield Municipal Fund, is incorporated herein by reference to definitive materials electronically filed with the SEC on April 10, 2020 pursuant to Rule 497 under the Securities Act of 1933, as amended (SEC Accession No. 0000894189-20-002650)

(17)(d)	Statement of Additional Information dated June 28, 2019 with respect to Wasmer Schroeder High Yield Municipal Fund, is incorporated herein by reference to Advisor Series Trust PEA No. 904.
(17)(e)	The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Wasmer Schroeder High Yield Municipal Fund included in the Fund’s Annual Report to Shareholders for the period ended February 28, 2019 are incorporated herein by reference to the Wasmer Schroeder High Yield Municipal Fund Annual Report on Form N-CSR [File No. 811-07959] filed with the SEC on May 9, 2019 (SEC Accession No. 0000898531-19-000291).
(17)(f)	The unaudited financial statements of the Wasmer Schroeder High Yield Municipal Fund included in the Semi-Annual Report to Shareholders for the period ended August 31, 2019 are incorporated herein by reference to the Wasmer Schroeder High Yield Municipal Fund Annual Report on Form N-CSR [File No. 811-07959] filed with the SEC on November 7, 2019 (SEC Accession No. 0000898531-19-000553).

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145(c)], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on this 24th day of August, 2020.

SCHWAB INVESTMENTS
Registrant

Jonathan de St. Paer*
Jonathan de St. Paer, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this amendment to the Registration Statement on Form N-14 has been signed by the following persons in the capacities indicated on this 24th day of August, 2020.

Signature	Title

Walter W. Bettinger, II*	Chairman and Trustee
Walter W. Bettinger, II

Jonathan de St. Paer*	Trustee, President and Chief Executive Officer
Jonathan de St. Paer

Joseph R. Martinetto*	Trustee
Joseph R. Martinetto

Robert W. Burns*	Trustee
Robert W. Burns

John F. Cogan*	Trustee
John F. Cogan

Nancy F. Heller*	Trustee
Nancy F. Heller

Stephen Timothy Kochis*	Trustee
Stephen Timothy Kochis

David L. Mahoney*	Trustee
David L. Mahoney

Jane P. Moncreiff*	Trustee
Jane P. Moncreiff

Kiran M. Patel*	Trustee
Kiran M. Patel

Kimberly S. Patmore*	Trustee
Kimberly S. Patmore

Gerald B. Smith*	Trustee
Gerald B. Smith

Mark D. Fischer*	Treasurer and Chief Financial Officer
Mark D. Fischer

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney